UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended December 31, 2012
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            February 6, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            41
                                                  -----------------------

Form 13F Information Table Value Total:            $181893 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc       COM              075896100    783      14000  SH          Sole              14000
Berkshire Hathaway Inc Del  CL B NEW         084670702   2098      23387  SH          Sole              23387
C H Robinson Worldwide Inc  COM NEW          12541W209   7378     116705  SH          Sole             116705
C S X Corp                  COM              126408103   6671     338113  SH          Sole             338113
Cass Information Sys Inc    COM              14808P109   6237     147792  SH          Sole             147792
Copart Inc                  COM              217204106  11547     391437  SH          Sole             391437
Credit Accept Corp Mich     COM              225310101    448       4402  SH          Sole               4402
Donaldson Company Inc       COM              257651109  13005     396004  SH          Sole             396004
Fidelity National Financia  CL A             31620R105   5767     244902  SH          Sole             244902
Gentex Corp                 COM              371901109   1735      92040  SH          Sole              92040
INFOSYS LTD                 SPONSORED ADR    456788108    804      19000  SH          Sole              19000
iShares TR                  FLTG RATE NT     46429B655   5809     114819  SH          Sole             114819
iShares TR                  FTSE CHINA25 IDX 464287184      0          1  SH          Sole                  1
iShares TR                  IBOXX INV CPBD   464287242  24570     203076  SH          Sole             203076
iShares TR                  BARCLYS INTER CR 464288638   3866      34742  SH          Sole              34742
iShares Silver Trust        ISHARES          46428Q109      1         27  SH          Sole                 27
iShares TR                  BARCLYS MBS BD   464288588   1101      10196  SH          Sole              10196
Landstar Sys Inc            COM              515098101    630      12001  SH          Sole              12001
LKQ Corp                    COM              501889208   8430     399509  SH          Sole             399509
Loews Corp                  COM              540424108    815      20000  SH          Sole              20000
Mercadolibre Inc            COM              58733R102    707       9001  SH          Sole               9001
Microsoft Corp              COM              594918104   7159     268013  SH          Sole             268013
Mosaic Co New               COM              61945C103   1133      20001  SH          Sole              20001
Nicholas Financial Inc      COM NEW          65373J209   1775     143108  SH          Sole             143108
Nordson Corp                COM              655663102   1042      16502  SH          Sole              16502
Norfolk Southern Corp       COM              655844108   6857     110888  SH          Sole             110888
Potash Corp Sask Inc        COM              73755L107   1017      25001  SH          Sole              25001
Preformed Line Prods Co     COM              740444104    575       9670  SH          Sole               9670
Progressive Corp Ohio       COM              743315103  12335     584575  SH          Sole             584575
Raven Inds Inc              COM              754212108    493      18701  SH          Sole              18701
SEI Investments Co          COM              784117103  19864     851055  SH          Sole             851055
Seaboard Corp               COM              811543107    382        151  SH          Sole                151
Solera Holdings Inc         COM              83421A104    460       8601  SH          Sole               8601
Sprott Physical Gold Trust  UNIT             85207H104   3393     238744  SH          Sole             238744
Stratasys LTD               SHS              M85548101    200       2501  SH          Sole               2501
Sun Hydraulics Corp         COM              866942105   3580     137263  SH          Sole             137263
TD Ameritrade Hldg Corp     COM              87236Y108    773      46001  SH          Sole              46001
Tupperware Brands Corp      COM              899896104  17767     277177  SH          Sole             277177
Vanguard Star FD            VG TL INTL STK F 921909768    241       5120  SH          Sole               5120
Vanguard Index FDS          TOTAL STK MKT    922908769    237       3230  SH          Sole               3230
Vistaprint N V              SHS              N93540107    208       6340  SH          Sole               6340

Total $181,893

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